Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 7,581
Core deposit intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,527	$ 14,792
Accumulated Amortization	3,588	8,963
Net Carrying Amount	$ 4,939	$ 5,829